16. EARNINGS (LOSS) PER SHARE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Earnings Loss Per Share Details Narrative Abstract
Preferred stock deemed dividend	$ 0	$ 0	$ 0	$ (5,227,247)	$ (5,127,247)